[Organization] [Date], 2026 400 Lake Shore Chicago, IL

Profile Investment Strategy Active Impact Investing History & Track Record Overview of the HIT » $7.3 billion investment grade fixed - income portfolio » Internally managed, open - end mutual fund registered under Investment Company Act of 1940 » 365 institutional investors, primarily pension funds including Taft - Hartley and public plans » Opened doors in 1984 (successor to the Mortgage Investment Trust, created by the AFL - CIO Executive Council in 1965) » Leadership team with average 29 years experience, 22 years at HIT » Record of consistent and competitive returns » 25 out of 30 calendar years outperforming its benchmark the Bloomberg US Aggregate Bond Index on a gross basis, 16 years on a net basis » Focus on high credit quality multifamily mortgage securities » Portfolio designed to generate competitive risk adjusted returns versus its benchmark, the Bloomberg US Aggregate Bond Index » Higher income with superior credit quality and similar interest rate risk » Provides diversification versus other core strategies » 100 % union labor requirement for all directly - sourced construction related investments » Directly sourced investments increase relative value and provide additional benefits » Proven track record creating family - supporting union jobs, affordable housing and economic impacts that benefit local communities HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended December 31 , 2025 was 7 . 20% , 4 . 89% , - 0 . 26% , and 1 . 76% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com/investors/ . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . As of December 31 , 2025 , unless otherwise denoted . 1

HIT Flows and Investor Breakdown, as of December 31, 2025 x 12 - month change in strategy AUM due to client flows $198.13M Total Net Flows x Client type by percent of strategy AUM Total Assets (%) Total Assets ($ in MM) 23.5% 1,719.66 Public Fund (Government) 74.8% 5,472.74 Union/Multi - Employer 1.7% 127.17 Master Trust 2

Leadership Chang Suh, CFA Chief Executive Officer and Chief Investment Officer 30+ years of experience in the financial services industry, specializing in the commercial mortgage industry and housing finance Erica Khatchadourian Chief Operating Officer 35+ years of experience in operations, general and personnel management, policy development and accounting for financial transactions, with 32 years at the HIT Lesyllee White Chief Marketing Officer 30+ years of business development experience in the financial services industry, with 25+ years at the HIT Julissa Servello Managing Director - Investor Relations 25+ years of experience at the HIT engaging with investors, consultants and stake holders William K. Pierce, CFA Senior Portfolio Manager 10+ years of experience in financial markets, managing and trading investments, with 5 years at the HIT Harpreet Peleg, CFA Chief Financial Officer 25+ years of experience in accounting, finance, operations, regulatory reporting, and compliance with 20 years at the HIT; Leads HIT’s subsidiary, Building America CDE John Hanley Senior Managing Director – Multifamily Origination 35+ years of experience investing union pension funds in commercial real estate developments, including 13 years at National Real Estate Advisors and 18 years at the HIT Nick Milano General Counsel 30 years of legal experience in the financial services sector including compliance with regulations under federal and state securities laws, with 16 years at the HIT 3

[Name] [Title] [Name] [Title] [Name] [Title] [Name] [Title] Industry Tenure Firm Tenure [# ] [# ] Position Tenure [# ] [# ] [# ] [# ] [# ] [# ] [# ] [# ] [#] [#] As of 12/31/2025 Investment Staff 4

HIT’s Long History of Impact Investing, 1984 - present *Source: HIT, based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data is since inception, current as of December 31, 2025. Projects – 93% housing 630 Housing projects with affordability 92% Housing units 131,617 Cities represented across 31 states and DC 211 Invested or allocated $11.6 B Total development cost $23.4 B Total economic impacts $51.0 B Hours of on - site union construction work created 215.5 M [#] Hours for [Organization] 5

HIT's Investment in Major Markets*

(1984- 2025)	Bay Area	Boston	Chicago	New York City	Twin Cities	Major Markets Total	Nationwide Total
# of Projects	23	44	68	80^	87	**302**	**630**
HIT Investment°	$651.8M	$876.5M	$1.2B	$2.3B	$1.7B	**$6.6B**	**$11.6B**
Total Development Cost	$1.1B	$2.3B	$2.9B	$5.5B	$2.7B	**$14.5B**	**$23.4B**
Union Construction Hours	11.2M	18.0M	25.0M	27.0M	23.3M	**104.4M**	**215.5M**
Total Jobs Created	12,791	21,872	28,672	30,188	29,455	**122,978**	**247,007**
Housing Units (% affordable)	3,681 (32%)	5,097 (90%)	14,896 (68%)	45,444 (91%)	12,261 (51%)	**81,379 (78%)**	**131,617 (67%)**
Total Economic Impact	$2.7B	$4.9B	$5.7B	$6.7B	$6.0B	**$25.9B**	**$51.6B**

^ Includes purchase of securities for the preservation of affordable housing

° Includes NMTC allocations by HIT subsidiary Building America CDE, Inc. as follows: $21M in Boston, $10M in Chicago, $8M in NYC, $5M in Twin Cities, $280M nationwide.

**Source: Pinnacle Economics, Inc., and HIT. Job and economic impacts provided are estimates calculated using IMPLAN, an input-output model based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data is since inception, current as of December 31, 2025. Economic impact data is in 2024 dollars and all other figures are nominal. Building America CDE, Inc. is a portfolio investment of the HIT but, unless otherwise noted, its underlying projects are not held in the HIT's portfolio.*

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*Source: HIT, based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data is current as of December 31, 2025. Projects – 83% housing 41 Housing projects with affordability 76% Housing units 5,601 Cities represented across 11 states and DC 26 Invested or allocated $1.1 B Total development cost $3.0 B Total economic impacts $5.9 B Hours of on - site union construction work created 23.3 M 7 HIT’s Projects Currently in Construction, as of Dec ember 31, 2025

0 10 20 30 40 50 60 70 80 90 2001 2019 2023 2001 2019 2023 2001 2019 2023 2001 2019 2023 2001 2019 2023 Household Income Share of Renter Households with Cost Burdens (Percent) Severely Burdened Moderately Burdened All Renter Households $75,000 and Over $45,000 – 74,999 $30,000 – 44,999 Under $30,000 Notes: Household incomes are adjusted for inflation using the CPI - U for All Items. Moderately (severely) cost - burdened households spend more than 30% (more than 50%) of income on housing and utilities. Source: JCHS tabulations of US Census Bureau, American Community Survey 1 - Year Estimates. Renter Cost Burdens Are Rising Fastest For Middle - Income Households 0 5 10 15 20 25 2001 2003 2005 2007 2009 2011 2013 2015 2017 2019 2021 2023 Cost - Burdened Households (Millions) Homeowners Renters Housing Shortage Fueling Affordability Crisis x Renters have long faced high housing cost burden rates. x Over 22.5 million renter households spent more than 30% of their income on housing costs in 2023, representing half of the 45 .6 million renter households in the United States x There is a shortage of approximately 7.1 million affordable and available rental homes for extremely low - income renters nationwi de, according to the National Low Income Housing Coalition (NLIHC) Cost Burdens Continue Rising and Reach New High for Renters Notes: Cost - burdened households spend more than 30% of income on housing and utilities. Estimates for 2020 are omitted due to data collection issues experienced during the pandemic. Source: JCHS tabulations of US Census Bureau, American Community Survey 1 - Year Estimates. 8

* See slide 12 for more detail on current portfolio yield performance . ** Includes projects receiving NMTC allocations by HIT subsidiary Building America CDE, Inc . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Building America CDE, Inc . is a portfolio investment of the HIT but, unless otherwise noted, its underlying projects are not held in the HIT’s portfolio . Data current as of December 31 , 2025 . HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended December 31 , 2025 was 7 . 20% , 4 . 89% , - 0 . 26% , and 1 . 76% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com/investors/ . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . ^ Source : Bloomberg Index Services Limited Higher yield - Portfolio yield of 4.81% remains attractive * - Yield advantage of 46 bps relative to the Bloomberg Aggregate^ Superior credit quality vs. the Bloomberg Aggregate - 96.3% AA or better, including government/agency insured, relative to the benchmark’s 76% - Provides diversification from corporate credit within fixed income Addressing the lack of housing, generating job opportunities - 41 projects under construction at quarter - end:** - Creating or preserving 5,601 units of housing ( 76 % of housing projects have affordable units) - Generating an estimated 23.3 million hours of union construction work Why HIT Now? 9

Objectives Strategy Core Competency HIT Objectives and Strategy x Generate competitive risk - adjusted total returns versus its benchmark – primary objective x Create work for union members in the construction trades and related industries x Support housing construction including affordable and workforce x Specialize in directly sourced multifamily mortgage - backed securities (MBS) that create jobs and housing (including affordable) » multifamily MBS tend to provide an income advantage compared to other securities with comparable credit and interest rate risk x Offer diversification to investors and invests in highly liquid securities x Construct and manage a portfolio with: » superior credit quality » higher yield » similar interest rate risk relative to its benchmark 10

HIT Portfolio Statistics, as of December 31, 2025 38.9% 1.9% 3.7% 4.1% Credit Quality* Not Rated Cash & Cash (Direct Loans) Equivalents State / Local Government (AAA/AA) 51.4% Agency (including FNMA & Freddie Mac) US Government (including Treasury, FHA & GNMA) 96% AA or Better * Based on total investments and including unfunded commitments. 65.7% 12.9% 12.9% 6.7% 1.9% Sector Allocation** Short Term U.S. Treasury SF MBS ** Based on total investments and includes unfunded commitments but does not include U.S. Treasury futures contracts. Includes 7.2% in floating rate investments. Multifamily Permanent MBS Multifamily Construction Investments 78% Multifamily 11

As of December 31, 2025 Relative Value – Fundamentals vs. Benchmark AA Index^ Bloomberg Agg^ HIT AA Index^ Bloomberg Agg^ HIT Similar Interest Rate Risk Higher Credit Quality 5.82 5.92 5.89 Effective Duration 100% 76.9% 96.3% AA or Better 0.30 0.24 0.20 Convexity 0% 23.1% 3.7% A & Below/Not Rated Similar Prepayment Risk Higher Yield 67% 76% 79% Prepayment Protection 3.62% 3.91% 4.17% Current Yield 33% 24% 21% No Prepayment Protection 4.16% 4.35% 4.81% Yield to Worst 0.10% 0.27% 0.71% Option Adjusted Spread AA Index represents the AA Component of the Bloomberg US Aggregate Bond Index The calculation of the HIT yield herein represents a widely accepted portfolio characteristic based on coupon rate and current price and is not current yield or other performance data as defined by the SEC in Rule 482. ^ Source: Bloomberg Index Services Limited 12

Multifamily Attractive Relative To Historically Tight Fixed Income Spreads 78 65 22 45 110 0 20 40 60 80 100 120 180 160 140 200 Dec - 20 Jun - 21 Dec - 21 Jun - 22 Dec - 22 Jun - 23 Dec - 23 Jun - 24 Dec - 24 Jun - 25 Dec - 25 Fixed Income Spreads and 5 Year Percentile Rank Spread to Treasury in Basis Points Corporate Credit*: 4 th Percentile GNMA Multifamily Permanent: 30 th Percentile FNMA Multifamily 10/9.5 DUS: 28th Percentile MBS OAS*: 11 th Percentile Source: HIT and Securities Dealers *Bloomberg Agg Sectors GNMA Multifamily Construction: 26 th Percentile Corporates MBS MF MBS Sector Allocation As of Dec. 31, 2025 24% 24% 1% Bloomberg Agg 0% 13% 79% HIT 13

HIT Performance Relative to Benchmark



Total Returns vs. Benchmark
As of December 31, 2025
HIT Gross
HIT Net
Bloomberg Aggregate^
7.54%
7.20%
7.30%
5.23%
4.89%
4.66%
0.06%
-0.26%
-0.36%
2.11%
1.76%
2.01%
1-year
3-year
5-year
10-year

The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annualized. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost. The HIT's current performance data may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available from the HIT's website at www.aflcio-hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT's investors obtain. Information about HIT expenses can be found on page 1 of the HIT's current prospectus.

^ Source: Bloomberg Index Services Limited

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Average Annual Total Returns vs. Benchmark Calendar Year Returns as of Year - End 4.59% 4.20% 4.34% 3.03% 2.64% 2.43% 5.08% 4.65% 4.33% 7.14% 6.70% 6.97% 5.68% 5.25% 5.24% 6.73% 6.28% 5.93% 6.62% 6.16% 6.54% 8.34% 7.86% 7.84% 4.71% 4.27% 4.22% - 1.95% - 2.37% - 2.02% 6.56% 6.10% 5.97% 1.58% 1.13% 0.55% 2.35% 1.94% 2.65% 3.58% 3.17% 3.54% 0.58% 0.16% 0.01% 8.15% 7.78% 8.72% 6.54% 6.20% 7.51% - 0.73% - 1.04% - 1.54% - 13.27% - 13.55% - 13.01% 5.51% 5.17% 5.53% 2.69% 2.36% 1.25% 7.54% 7.20% 7.30% 2004 2005 2006 2007 2008 2009 2010 2011 2012 2013 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 HIT Gross HIT Net Bloomberg Aggregate ^ HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended December 31 , 2025 was 7 . 20% , 4 . 89% , - 0 . 26% , and 1 . 76% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . ^ Source : Bloomberg Index Services Limited 15

HIT vs. Bloomberg Aggregate Performance Rolling Annual Returns on a Monthly Basis - 16% - 10% - 4% 2% 8% 14% Bloomberg Aggregate^ HIT Net HIT Gross HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended December 31 , 2025 was 7 . 20% , 4 . 89% , - 0 . 26% , and 1 . 76% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . ^ Source : Bloomberg Index Services Limited Competitive Performance Relative to the Benchmark Rolling annual returns show a high correlation with the Bloomberg Aggregate 16

x As an internally managed mutual fund, the HIT does not charge a fixed fee; the HIT passes along only its costs of operations x As set forth in its Prospectus, all returns over actual costs are distributed on a pro rata basis to investors based on units held, and all expenses are borne in proportion to the number of units held x Each year, the HIT Board of Trustees reviews and approves its budget for the upcoming year x For the year ended December 31, 2025, the expense ratio was 31 bps Costs of Investing in the HIT Expenses may be higher or lower in any given year. The HIT provides additional information about its expense ratio in its Registration Statement and Shareholder Reports, which may be found at www.aflcio - hit.com/shareholder - reports/ and at www.sec.gov. The Ellery (311 West 42 nd Street) Manhattan, NY 17

HIT's Investors,

as of December 31, 2025



Beltline Station Bldg. 3
St. Louis Park, MN



Service
$437.18
6%
Building Trades - Local
$2,390.50
33%
Public
$1,719.66
23%
365 Institutional Investors
Industrial / Other
$1,731.53
24%
$1,040.71
14%
Building Trades - National

$ in Millions. Plan types include pension, health & welfare, annuity, among others.

Investors should consider the HIT's investment objectives, risks and expenses carefully before investing. Investors may view the HIT's current prospectus, which contains more complete information, on its website at www.aflcio-hit.com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202-331-8055. Investors should read the current prospectus carefully before investing. Data current as of December 31, 2025.

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Performance for Periods Ending [Date] Since Inception [Date] 10 Year 5 Year 3 Year 1 Year [x.xx]% [x.xx]% [x.xx]% [x.xx]% [x.xx]% Net Participant Dollar - Weighted [$xxxxxx] Market Value of Units Held at [Date]: [$xxxxxx] Investments Since Inception: [$xxxxxx] Withdrawals Since Inception: [$xxxxxx] Income Earned Since Inception: [Fund Name] 19 HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended December 31 , 2025 was 7 . 20% , 4 . 89% , - 0 . 26% , and 1 . 76% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . Important Notice . The information furnished in this report is provided as a courtesy only to assist you in your internal reviews and does not constitute a statement of your account . Unless expressly stated otherwise, the HIT makes no representations, express or implied, as to the accuracy of the information being reported . In accordance with the Investment Company Act of 1940 , as amended, the HIT files numerous reports with the Securities and Exchange Commission, including information on its performance in its annual (audited) and semi - annual (unaudited) reports and its complete schedule of portfolio holdings on Form N - PORT .

1227 25 th Street, NW, Suite 500 Washington, DC 20037 (202) 331 - 8055 www.aflcio - hit.com AFL - CIO Housing Investment Trust Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www . aflcio - hit . com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 . Investors should read the current prospectus carefully before investing . This document contains forecasts, estimates, opinions, and/or other information that is subjective . Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate . There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn . It should not be considered as investment advice or as a recommendation of any kind . ^ Bloomberg Index Services Limited . BLOOMBERG® is a trademark and service mark of Bloomberg Finance L . P . and its affiliates (collectively “Bloomberg”) . Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices . Bloomberg does not approve or endorse this material or guarantee the accuracy or completeness of any information herein, nor does Bloomberg make any warranty, express or implied, as to the results to be obtained therefrom, and, to the maximum extent allowed by law, Bloomberg shall not have any liability or responsibility for injury or damages arising in connection therewith . [Name, Title Contact information] [Contact Email]